Borrowings and other financial liabilities - Summary of detailed information about borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 13,247	$ 13,093
Current borrowings	584	1,022
Total borrowings	13,831	14,115
Rio Tinto Finance plc Euro Bonds 2.0% due 2020
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	0	0
Current borrowings	0	455
Total borrowings	$ 0	455
Borrowings, interest rate	2.00%
Rio Tinto Finance plc Euro Bonds 2.875% due 2024
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 555	508
Current borrowings	0	0
Total borrowings	$ 555	508
Borrowings, interest rate	2.875%
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 1,299	1,229
Current borrowings	0	0
Total borrowings	$ 1,299	1,229
Borrowings, interest rate	3.75%
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 1,005	958
Current borrowings	0	0
Total borrowings	$ 1,005	958
Borrowings, interest rate	7.125%
Alcan Inc. Debentures 7.25% due 2028
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 109	104
Current borrowings	0	0
Total borrowings	$ 109	104
Borrowings, interest rate	7.25%
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 717	647
Current borrowings	0	0
Total borrowings	$ 717	647
Borrowings, interest rate	4.00%
Alcan Inc. Debentures 7.25% due 2031
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 438	419
Current borrowings	0	0
Total borrowings	$ 438	419
Borrowings, interest rate	7.25%
Alcan Inc. Global Notes 6.125% due 2033
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 744	742
Current borrowings	0	0
Total borrowings	$ 744	742
Borrowings, interest rate	6.125%
Alcan Inc. Global Notes 5.75% due 2035
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 292	289
Current borrowings	0	0
Total borrowings	$ 292	289
Borrowings, interest rate	5.75%
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 1,173	1,137
Current borrowings	0	0
Total borrowings	$ 1,173	1,137
Borrowings, interest rate	5.20%
Rio Tinto Finance (USA) plc Bonds 4.75% 2042
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 501	483
Current borrowings	0	0
Total borrowings	$ 501	483
Borrowings, interest rate	4.75%
Rio Tinto Finance (USA) plc Bonds 4.125% 2042
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 743	716
Current borrowings	0	0
Total borrowings	$ 743	716
Borrowings, interest rate	4.125%
Oyu Tolgoi LLC MIGA Insured Loan LIBOR plus 2.65% due 2027
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 674	676
Current borrowings	4	3
Total borrowings	$ 678	679
Borrowings, interest rate	2.65%
Oyu Tolgoi LLC Commercial Banks, B Loan LIBOR plus 3.4% due 2027
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 1,571	1,581
Current borrowings	10	8
Total borrowings	$ 1,581	1,589
Borrowings, interest rate	3.40%
Oyu Tolgoi LLC Export Credit Agencies Loan 2.3% due 2028
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 275	273
Current borrowings	2	3
Total borrowings	$ 277	276
Borrowings, interest rate	2.30%
Oyu Tolgoi LLC Export Credit Agencies Loan LIBOR plus 3.65% due 2029
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 867	869
Current borrowings	5	5
Total borrowings	$ 872	874
Borrowings, interest rate	3.65%
Oyu Tolgoi LLC International Financial Instritutions, A Loan, LIBOR plus 3.78% due 2030
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 771	771
Current borrowings	6	4
Total borrowings	$ 777	775
Borrowings, interest rate	3.78%
Other secured loans
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 246	302
Current borrowings	68	45
Total borrowings	314	347
Other unsecured loans
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	322	382
Current borrowings	256	197
Total borrowings	578	579
Lease liabilities
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	945	1,007
Current borrowings	233	302
Total borrowings	$ 1,178	$ 1,309